Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantor Obligations
The following table presents the aggregate gross contractual amounts of our off-balance sheet commitments and off-balance sheet guarantees as of the dates indicated.

(In millions)	December 31, 2018	December 31, 2017
Commitments:
Unfunded credit facilities	$28,951	$26,488

Guarantees(1):
Indemnified securities financing	$342,337	$381,817
Standby letters of credit	2,985	3,158

(1) The potential losses associated with these guarantees equal the gross contractual amounts and do not consider the value of any collateral or reflect any participations to independent third parties.

Schedule of Repurchase Agreements
The following table summarizes the aggregate fair values of indemnified securities financing and related collateral, as well as collateral invested in indemnified repurchase agreements, as of the dates indicated:

(In millions)	December 31, 2018	December 31, 2017
Fair value of indemnified securities financing	$342,337	$381,817
Fair value of cash and securities held by us, as agent, as collateral for indemnified securities financing	357,893	400,828
Fair value of collateral for indemnified securities financing invested in indemnified repurchase agreements	42,610	61,270
Fair value of cash and securities held by us or our agents as collateral for investments in indemnified repurchase agreements	45,064	65,272